Other Assets (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Summary of Other Assets
Other assets at March 31, 2024 and 2023 consisted of the following:

	At March 31,
	2024	2023
	(In millions)
Prepaid expenses	¥146,203	¥119,041
Accrued income	802,738	577,707
Receivables from brokers, dealers and customers for securities transactions	2,491,023	817,020
Cash collateral provided for derivative and other financial transactions	2,932,046	3,030,136
Retirement benefit assets	542,479	562,144
Security deposits	78,746	78,050
Others	1,334,707	983,104

Total other assets	¥8,327,942	¥6,167,202